Jul. 27, 2026
Invesco BulletShares 2030 Corporate Bond ETF | For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs
To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.